BORROWINGS	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
BORROWINGS	BORROWINGS

The principal balances of outstanding borrowings under lines of credit with banks and financial institutions were as follows:

	As of December 31,
	2022	2021
Centro para el Desarrollo Tecnológico Industrial (Spain)	894	1,484
Banco Santander (Spain)	—	850
Banco Supervielle (Argentina)	—	71
Banco Santander (Argentina)	—	9,835
Banco Desio (Italia)	15	—
BBVA (Mexico)	760	—
Liga Nacional de Fútbol Profesional (Spain)	1,938	—
Others	92	—
TOTAL	3,699	12,240
Such balances were included as current and non-current borrowings in the consolidated statement of financial position as follows:

	As of December 31,
	2022	2021

Current
Bank loans	812	10,156
Other loans	2,026	149
Sub-Total	2,838	10,305
Non-current
Bank loans	55	600
Other loans	806	1,335
Sub-Total	861	1,935
TOTAL	3,699	12,240

On November 1, 2018, Globant, LLC, the Company's U.S. subsidiary, entered into an Amended and Restated ("A&R") Credit Agreement by and among certain financial institutions, as lenders, and HSBC Bank USA, National Association, as administrative agent, issuing bank and swingline lender. The A&R Credit Agreement amended and restated the Credit Agreement dated as of August 3, 2017. Under the A&R Credit Agreement, Globant, LLC could have borrowed (i) up to 50,000 in a single borrowing on or prior to May 1, 2019 under a delayed-draw term loan facility and (ii) up to 150,000 under a revolving credit facility. In addition, Globant, LLC could have requested increases of the maximum amount available under the revolving facility in an aggregate amount not to exceed 100,000. The maturity date of the facilities was October 31, 2023. Pursuant to the terms of the A&R Credit Agreement, interest on loans extended thereunder shall accrue at a rate per annum equal to London Interbank Offered Rate ("LIBOR") plus 1.75%. Globant, LLC’s obligations under the A&R Credit Agreement were guaranteed by the Company and its subsidiary Globant España S.A., and are secured by substantially all of Globant, LLC’s now owned and after-acquired assets. The A&R Credit Agreement contained certain customary negative and affirmative covenants.

On February 6, 2020, Globant, LLC, our US subsidiary (the "Borrower"), entered into a Second Amended and Restated Credit Agreement (the “Second A&R Credit Agreement”), by and among certain financial institutions listed therein, as lenders, and HSBC Bank USA, National Association, as administrative agent, issuing bank and swingline lender. Under the Second A&R Credit Agreement, which amends and restates the existing A&R Credit Agreement dated as of November 1, 2018, the Borrower may borrow (i) up to $100 million in up to four borrowings on or prior to August 6, 2021 under a delayed-draw term loan facility and (ii) up to $250 million under a revolving credit facility. In addition, the Borrower may request increases of the maximum amount available under the revolving facility in an aggregate amount not to exceed $100 million. The maturity date of each of the facilities is February 5, 2025. Pursuant to the terms of the Second A&R Credit Agreement, interest on the loans extended thereunder shall accrue at a rate per annum equal to either (i) LIBOR plus 1.50%, or (ii) LIBOR plus 1.75%, determined based on the Borrower’s Maximum Total Leverage Ratio (as defined in the Second A&R Credit Agreement). The Borrower’s obligations under the Second A&R Credit Agreement are guaranteed by the Company and its subsidiary Globant España S.A., and are secured by substantially all of the Borrower’s now owned and after-acquired assets. The Seconds A&R Credit Agreement principally contains the following covenants: delivery of certain financial information; payment of obligations, including tax liabilities; use of proceeds only for transaction costs payments, for lawful general corporate purposes and working capital; Globant, LLC's Fixed Charge Coverage Ratio shall not be less than 1.25 to 1.00; Globant, LLC's Maximum Total Leverage Ratio shall not exceed 3.00 to 1.00; Globant, LLC or any of its subsidiaries shall not incur in any indebtedness, except for the ones detailed in the agreement; Globant, LLC or any of its subsidiaries shall not assume any Lien; advances to officers, directors and employees of the Borrower and Subsidiaries in an aggregate amount not to exceed 50 outstanding at any time; restricted payments not to exceed 10,000 per year; Globant, LLC shall not maintain intercompany payables owed to any of its Argentina Affiliates except to the extent (i) such payables are originated in transactions made in the ordinary course of business and (ii) the aggregate amount of such payables do not exceed an amount equal to five times the average monthly amount of such Affiliates’ billings for the immediately preceding 12 month period; Globant, LLC's capital expenditures limited to 10% the Company's consolidated net revenue per year and Globant, LLC's annual revenue is to remain at no less than 60% of the Company's consolidated annual revenue; among others.
On June 2, 2022 the Company signed an amendment and restated the credit agreement with HSBC, pursuant to which the LIBOR rate was replaced by a Secured Overnight Financing Rate ("SOFR") plus 0.10%.

Movements in borrowings are analyzed as follows:

	As of December 31,
	2022	2021	2020

Balance at the beginning of year	12,240	25,968	51,386
Borrowings related to business combination (note 26.2) (1) (4)	3,010	2,538	13,969
Proceeds from new borrowings (2) (5)	—	13,500	155,108
Payment of borrowings (3) (5)	(10,760)	(30,216)	(196,202)
Accrued interest (4)	2,491	915	2,299
Foreign exchange (4)	(3,127)	(375)	(592)
Translation (4)	(155)	(90)	—
TOTAL	3,699	12,240	25,968

(1) As of December 31, 2022, these borrowings do not have any covenants.

(2)    On October 23, 2021, Sistemas Globales, S.A borrowed 10,061 from Banco Santander and will mature in October 2022. On March 23, 2020, March 24, 2020, and April 1, 2020, Globant, LLC borrowed 64,000, 11,000 and 75,000, respectively, under the Amended and Restated Credit Agreement for the year ended December 31, 2020. This loan will mature on February 5, 2025

(3) During the year ended December 31, 2022, the main payments were 9,030 by Sistemas Globales, S.A to Banco Santander related to the principal amount and interests, and Hybrido Worldwide S.L. paid 808 related to the remaining principal amount and interests of the Banco Santander loan between January 3rd and May 23. During the year ended December 31, 2021, the main payments were 25,000 by Globant LLC related to the principal amount of the Amended and Restated Credit Agreement. During the year ended December 31, 2020, the main payments were 523 paid on March 26, 2020 by Avanxo Colombia related to the principal amount of the borrowing with Banco Santander and 126,927 paid by Globant, LLC related to the principal amount and interest of the A&R Credit Agreement. During August and September, 2020, the Company proceed to pay 12,636 of the borrowings related to Grupo Assa acquisition. On October 31, 2020 and December 31,2020 Globant, LLC paid 20,188 and 30,080, respectively, related to the A&R Credit Agreement.

(4) Non-cash transactions.
(5) Cash transactions.